Intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in intangible assets other than goodwill [abstract]
January 1, 2024	$ 33,213	$ 36,016
Additions	1,591	1,832
Disposals	0
Reclassification	0
Amortization	(4,637)	(4,635)
December 31, 2024	30,167	33,213
Write-offs	0
Customer relationships
Reconciliation of changes in intangible assets other than goodwill [abstract]
January 1, 2024	0	179
Additions	0	0
Disposals	0
Reclassification	0
Amortization	0	(179)
December 31, 2024	0	0
Write-offs		58,520
Tradenames
Reconciliation of changes in intangible assets other than goodwill [abstract]
January 1, 2024	13,980	13,980
Additions	0	0
Disposals	0
Reclassification	0
Amortization	0	0
December 31, 2024	13,980	13,980
Software
Reconciliation of changes in intangible assets other than goodwill [abstract]
January 1, 2024	18,983	21,509
Additions	1,591	1,832
Disposals	0
Reclassification	0
Amortization	(4,540)	(4,358)
December 31, 2024	16,034	18,983
Other
Reconciliation of changes in intangible assets other than goodwill [abstract]
January 1, 2024	250	348
Additions	0	0
Disposals	0
Reclassification	0
Amortization	(97)	(98)
December 31, 2024	153	250
Core Technology
Reconciliation of changes in intangible assets other than goodwill [abstract]
Write-offs		9,700
Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
January 1, 2024	54,124
December 31, 2024	54,956	54,124
Cost | Customer relationships
Reconciliation of changes in intangible assets other than goodwill [abstract]
January 1, 2024	2,153
December 31, 2024	2,153	2,153
Cost | Tradenames
Reconciliation of changes in intangible assets other than goodwill [abstract]
January 1, 2024	13,980
December 31, 2024	13,980	13,980
Cost | Software
Reconciliation of changes in intangible assets other than goodwill [abstract]
January 1, 2024	37,022
December 31, 2024	37,854	37,022
Cost | Other
Reconciliation of changes in intangible assets other than goodwill [abstract]
January 1, 2024	969
December 31, 2024	969	969
Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
January 1, 2024	(20,911)
December 31, 2024	(24,789)	(20,911)
Accumulated amortization | Customer relationships
Reconciliation of changes in intangible assets other than goodwill [abstract]
January 1, 2024	(2,153)
December 31, 2024	(2,153)	(2,153)
Accumulated amortization | Tradenames
Reconciliation of changes in intangible assets other than goodwill [abstract]
January 1, 2024	0
December 31, 2024	0	0
Accumulated amortization | Software
Reconciliation of changes in intangible assets other than goodwill [abstract]
January 1, 2024	(18,039)
December 31, 2024	(21,820)	(18,039)
Accumulated amortization | Other
Reconciliation of changes in intangible assets other than goodwill [abstract]
January 1, 2024	(719)
December 31, 2024	$ (816)	$ (719)